Organization and Summary of Significant Accounting Policies (Details 10) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
Property, plant and equipment
Gross	$ 152,014	$ 141,364
Less: accumulated depreciation	(105,684)	(100,728)
Total	46,330	40,636
Land and improvements [Member]
Property, plant and equipment
Gross	2,809	3,078
Buildings and improvements [Member]
Property, plant and equipment
Gross	18,522	18,983
Machinery and equipment [Member]
Property, plant and equipment
Gross	$ 130,683	$ 119,303